TCW Short Term Bond Fund

I SHARE: TGSMX

MARCH 1

SUMMARY

PROSPECTUS

Before you invest, you may want to review the Fund’s Prospectus which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.TCW.com. You can also get this information at no cost by calling 1-800-FUND-TCW (1-800-386-3829) or by sending an email request to contact@tcw.com. The Fund’s current Prospectus and Statement of Additional Information, both dated March 1, 2024, are incorporated by reference into this Summary Prospectus. The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TCW-STF_0324

Investment Objective

The Fund’s investment objective is to seek to maximize current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay additional fees or commissions to broker-dealers or other financial intermediaries for the purchase of Class I shares of the Fund, which are not reflected in the table below.

Shareholder Fees (Fees paid directly from your investment)

None.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Share Class
I
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	2.28%
Total Annual Fund Operating Expenses	2.63%
Fee Waiver and/or Expense Reimbursement[1]	2.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.44%

[1]

The Fund’s investment advisor, TCW Investment Management Company LLC (the “Advisor”), has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.44% of average daily net assets. The Advisor may recoup reduced fees and expenses within three years of the waiver or reimbursement, provided that the recoupment does not cause the Fund’s annual expense ratio to exceed (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This contractual fee waiver/expense reimbursement will remain in place through March 1, 2025 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board of Directors’ approval, extend or modify that arrangement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only (through March 1, 2025). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
I	$45	$608	$1,198	$2,800

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 632.23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in debt securities that include, but are not limited to, obligations of the United States government or its agencies, instrumentalities or sponsored corporations; money market instruments; investment grade corporate debt securities; mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States government or its agencies, instrumentalities or sponsored corporations; foreign debt securities (corporate and government); and privately issued mortgage-backed securities and asset-backed securities, including commercial mortgage-backed securities. The Fund may invest up to 10% of its net assets in below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by Fitch Ratings, Inc., below BBB by S&P Global Ratings and below Baa by Moody’s Investors

Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund may invest in derivative instruments such as options, futures and swap agreements for investment management or hedging purposes. The derivatives in which the Fund may invest include securities that are commonly referred to as mortgage derivatives, including inverse floaters, interest-only (IO) strips, principal-only (PO) strips, inverse IOs and tiered index bonds. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In managing the Fund’s investments, under normal market conditions, the portfolio managers seek to construct an investment portfolio with a dollar-weighted average duration of no more than two years. Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, or (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes.

Principal Risks

Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•	debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

•	market and geopolitical events risk: the risk that the increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

•	issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

•	frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may reduce the Fund’s performance and may cause higher levels of current tax liability to shareholders in the Fund.

•	valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

•	U.S. treasury obligations risk: the risk that the value of U.S. treasury obligations may decline as a result of changes in interest rates, certain political events in the U.S., and strained relations with certain foreign countries.

•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•	extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.

•	mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

•	U.S. government securities risk: the risk that debt securities issued or guaranteed by certain U.S. government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. government, and as so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. government securities.

•	derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

•	when-issued and delayed delivery securities and forward commitments risk: when-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
•	leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to grater price volatility than investment grade bonds.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

•	securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

Please see “Principal Risks of the Funds” in the Fund’s Prospectus for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Investment Results

The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com.

Calendar Year Total Returns

For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	2.99%	(quarter ended 12/31/2023)
Lowest	-1.32%	(quarter ended 3/31/2022)

Average Annual Total Returns

(For the period ended December 31, 2023)

Share Class	1 Year	5 Years	10 Years
I – Before taxes	5.49%	1.83%	1.35%
- After taxes on distributions	3.88%	0.90%	0.60%
- After taxes on distributions and sale of fund shares	3.23%	1.00%	0.70%
FTSE 1-Year Treasury Index (reflects no deduction for fees, expenses or taxes)[1]	4.93%	1.72%	1.22%

[1]

The FTSE 1-Year Treasury Index (formerly known as the Citigroup 1-Year Treasury Index) represents the return of 1-year Treasuries each month. It is determined by taking the 1-year Treasury Bill at the beginning of the month and calculating its return.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

Investment Advisor

TCW Investment Management Company LLC is the investment advisor to the Fund.

Portfolio Managers

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Stephen M. Kane, CFA	13 years	Generalist Portfolio Manager
Bryan T. Whalen, CFA	10 years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day (any day the New York Stock Exchange is open). Purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Fund.

You may conduct transactions by mail (TCW Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-248-4486. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. You may also purchase, exchange or redeem Fund shares through your dealer or financial advisor.

Purchase Minimums for All Share Classes

Share Class and Type of Account	Minimum Initial Investment	Subsequent Investments
Class I & Class N Regular Account	$2,000	$250
Class I & Class N Individual/Retirement Account	$500	$250

A broker-dealer or other financial intermediary may require a higher minimum initial investment, or may aggregate or combine accounts in order to allow its customers to apply a lower minimum investment.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.